DISCLOSURE OF OTHER INFORMATION (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Other Income, Total		$ 254,067	$ 138,517	$ 111,513
Gain from changes in fair value of biological assets (See note 20)		154,706	84,476	83,031
Net income from insurance compensation		2,098	1,788	1,305
Revenue from export promotion		1,185	3,570	3,542
Lease income		1,995	2,156	3,061
Gain on sales of assets		15,685	13,164	13,444
Access easement		296	260	565
Compensations received		1,210	4,554	283
Gain on sales of associates		40,842	0	0
Other operating results	[1]	14,377	14,336	6,282
Total of Other Expenses by activity		(203,698)	(95,880)	(240,165)
Depreciation		0	(523)	(466)
Legal expenses		(5,465)	(3,832)	(3,882)
Impairment provision for property, plant and equipment and others		(115,812)	(31,680)	(33,240)
Operating expenses related to staff restructuring or from plants stoppage or closed		(20,301)	(2,718)	(7,275)
Expenses related to projects		(13,407)	(15,497)	(2,139)
Loss of asset sales		(11,783)	(8,533)	(4,691)
Loss and repair of assets		(1,287)	(430)	(3,739)
Loss of forest due to fires	[2]	(7,541)	(2,584)	(138,139)
Other Taxes		(15,835)	(16,821)	(17,463)
Research and development expenses		(3,851)	(1,888)	(2,594)
Fines, readjustments and interests		(1,513)	(788)	(3,675)
Other expenses		(6,903)	(10,586)	(22,862)
Financing income, total		32,582	20,895	19,640
Financial income from mutual funds - term deposits		21,841	13,177	11,023
Financial income resulting from swap - forward instruments		490	596	3,602
Other financial income		10,251	7,122	5,015
Financing costs, Total		(273,639)	(214,779)	(287,958)
Interest expense, Banks loans		(34,576)	(29,320)	(31,014)
Interest expense, Bonds		(178,801)	(142,846)	(223,602)
Interest expense, other financial instruments		(28,326)	(18,716)	(15,706)
Interest expense for right of use		(11,436)	0	0
Other financial costs		(20,500)	(23,897)	(17,636)
Total		7,775	17,246	17,017
Investments in associates		6,786	3,043	4,855
Joint ventures		$ 989	$ 14,203	$ 12,162

[1]	Other operating results includes income from contributed assets (Inv. Agrícola San Gerardo SpA), incomes from adjustments and interests related to fines, among others.
[2]	Loss of forest due to fires are presented net of ThU.S.$35,000 from insurance compensation as of December 2017.